Financial Instruments - Narrative (Details) liquefiedNaturalGasTon in Thousands	Dec. 31, 2025 liquefiedNaturalGasTon	Dec. 31, 2024 liquefiedNaturalGasTon	Dec. 31, 2021 $ / barrel	Dec. 31, 2018 liquefiedNaturalGasTon $ / barrel
Oil
Derivative [Line Items]
Derivative, floor price (in usd/barrel) | $ / barrel				60.00
Tons of liquefied natural gas				1,200
Tons of liquefied natural gas, capacity	1,400	1,400
Tons of liquefied natural gas linked to TTF index	200	200
Energy related derivative
Derivative [Line Items]
Derivative, floor price (in usd/barrel) | $ / barrel			60.00